STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals)	7 Months Ended
Dec. 31, 2019 shares
Class A Ordinary Shares | CIK000178115 Alussa Energy Acquisition Corp
Sale of units, net of underwriting discounts	28,750,000